SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer		$ (2,959)	$ (1,750)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Receivables sold to buyer as security		3,186	3,178
Short-term borrowings from buyer		(2,000)	(1,600)	$ (2,400)
Overcollateralization		1,186	1,578
Receivables securitization program assumed		0	200
Net proceeds received from (repayment of) receivables securitization		400	(1,000)
Repayments of short-term borrowings		$ 400	$ 1,000
Receivables securitization program | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Repayments of short-term borrowings	$ 200